Share-based plans - Holdings under share-based plans (Details) - shares	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding number of options	3,896,000	4,827,000
2011 Phantom stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held			73,432
Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding number of options	602,389		819,491
Number of shares held	204,693		150,993
Management Board | 2011 Phantom stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held	54,711
Management Board | LTIP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held	204,693
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding number of options	3,294,189
Employees | 2011 Phantom stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held	581,816
Employees | LTIP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held	1,570,813